RELATED PARTY TRANSACTIONS - Pre-Closing Bridge Notes (Details)	Nov. 02, 2021 USD ($)	Sep. 30, 2023 USD ($)
Series D Preferred Stock | Subsequent event
RELATED PARTY TRANSACTIONS
Percent of discount		50.00%
If the proposed Business Combination is not completed on or before September 30, 2023 | Subsequent event | Better HoldCo, Inc. | Common Stock
RELATED PARTY TRANSACTIONS
Amount of pre-money equity valuation		$ 6,900,000,000
If the proposed Business Combination is not completed on or before September 30, 2023 | Class B ordinary shares | Subsequent event | Better HoldCo, Inc.
RELATED PARTY TRANSACTIONS
Percent of discount		75.00%
Amount of pre-money equity valuation		$ 6,900,000,000
If the proposed Business Combination is not completed on or before September 30, 2023 | Class B ordinary shares | Subsequent event | Better HoldCo, Inc. | Common Stock
RELATED PARTY TRANSACTIONS
Amount of pre-money equity valuation		$ 6,900,000,000
Bridge Note Purchase Agreement | SB Northstar LP
RELATED PARTY TRANSACTIONS
Bridge notes purchased	$ 650,000,000
Bridge Note Purchase Agreement | Sponsor
RELATED PARTY TRANSACTIONS
Bridge notes purchased	100,000,000
Bridge Note Purchase Agreement | Better HoldCo, Inc.
RELATED PARTY TRANSACTIONS
Bridge notes issued	$ 750,000,000
Conversion rate of bridge notes into Better Class A common stock	1
Consideration amount	$ 10